STOCK BASED COMPENSATION EXPENSE - Stock option activity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Number of Outstanding Options
Beginning balance | shares	5,984,204
Expired | shares	(1,742)
Forfeited | shares	(25,625)
Exercised | shares	(100,274)
Ending balance | shares	5,856,563	5,984,204
Vested and Exercisable | shares	5,502,559
Vested and Expected to Vest | shares	5,856,563
Weighted Average Exercise Price
Beginning balance | $ / shares	$ 3.04
Expired | $ / shares	330.95
Forfeited | $ / shares	4.49
Exercised | $ / shares	1.56
Ending balance | $ / shares	2.98	$ 3.04
Vested and Exercisable | $ / shares	3.07
Vested and Expected to Vest | $ / shares	$ 2.98
Additional disclosures
Weighted Average Remaining Contractual Years	7 years 3 months	8 years
Weighted Average Remaining Contractual Years, Vested and Exercisable	7 years 1 month 28 days
Weighted Average Remaining Contractual Years, Vested and Expected to Vest	7 years 3 months
Aggregate Intrinsic Value | $	$ 5,739,432	$ 81,519,660
Aggregate Intrinsic Value, Vested and Exercisable | $	5,392,508
Aggregate Intrinsic Value, Vested and Expected to Vest | $	$ 5,739,432